Financial statements of Barclays PLC, Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions	Total	Equity attributable to owners of parent	Called up share capital and share premium		Other equity instruments		Other reserves [2]	Retained earnings	Barclays PLC	Barclays PLC Called up share capital and share premium	Barclays PLC Other equity instruments	Barclays PLC Other reserves	Barclays PLC Retained earnings
Beginning balance, equity at Dec. 31, 2018	£ 63,779	£ 62,556	£ 4,311	[1]	£ 9,632	[1]	£ 5,153	£ 43,460	£ 54,180	£ 4,311	£ 9,633	£ 394	£ 39,842
Profit after tax and other comprehensive income	2,793	2,713			813	[1]	(383)	2,283	3,181		813		2,368
Issue of new ordinary shares	182	182	182	[1]					182	182
Issue of shares under employee share schemes	579	579	101	[1]				478	121	101			20
Issue and exchange of other equity instruments	832	832			1,238	[1]		(406)	836		1,232		(396)
Vesting of shares under employee share schemes	(190)	(190)					214	(404)	(19)				(19)
Dividends paid	(1,281)	(1,201)						(1,201)	(1,201)				(1,201)
Other equity instruments coupons paid	(813)	(813)			(813)	[1]			(813)		(813)
Other reserve movements	3	(5)			1	[1]		(6)
Ending balance, equity at Dec. 31, 2019	65,660	64,429	4,594	[1]	10,871	[1]	4,760	44,204	56,467	4,594	10,865	394	40,614
Profit after tax and other comprehensive income	2,066	1,988			857	[1]	(289)	1,420	(1,018)		857		(1,875)
Issue of new ordinary shares									0
Issue of shares under employee share schemes	346	346	43	[1]	0			303	63	43			20
Issue and exchange of other equity instruments	98	256			311	[1]		(55)	231		304		(73)
Vesting of shares under employee share schemes	(150)	(150)					197	(347)	(14)				(14)
Dividends paid	(79)								0
Other equity instruments coupons paid	(857)	(857)			(857)	[1]			(857)		(857)
Other reserve movements	5	(8)	0		(10)	[1]		2
Ending balance, equity at Dec. 31, 2020	66,882	65,797	4,637	[1]	11,172	[1]	4,461	45,527	54,872	4,637	11,169	394	38,672
Profit after tax and other comprehensive income	5,008	4,961			804	[1]	(2,861)	7,018	4,343		804		3,539
Issue of shares under employee share schemes	295	295	60	[1]	0			235	89	60			29
Issue and exchange of other equity instruments	1,009	1,084			1,078	[1]		6	1,072		1,072
Vesting of shares under employee share schemes	(169)	(169)					241	(410)	(18)				(18)
Dividends paid	(556)	(512)						(512)	(512)				(512)
Other equity instruments coupons paid	(804)	(804)			(804)	[1]			(804)		(804)
Repurchase of shares	(1,200)	(1,200)	(161)	[1]	0		161	(1,200)	(1,200)	(161)		161	(1,200)
Other reserve movements	(14)	10	0		9	[1]	8	(7)	(5)				(5)
Ending balance, equity at Dec. 31, 2021	£ 70,211	£ 69,222	£ 4,536	[1]	£ 12,259	[1]	£ 1,770	£ 50,657	£ 57,837	£ 4,536	£ 12,241	£ 555	£ 40,505

[1]	For further details refer to Note 28.
[2]	For further details refer to Note 29.